Loans and Debentures - Schedule of Guarantees of the Debtor Balance on Loans and Financings (Details) R$ in Millions	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings	R$ 12,280
Promissory Notes and Sureties [member]
IfrsStatementLineItems [Line Items]
Borrowings	334
Guarantee and Receivables [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,042
Sureties [Member]
IfrsStatementLineItems [Line Items]
Borrowings	8,694
Unsecured [member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 1,210